Provisions and other non-current liabilities - Additional Information (Details) - patent	Oct. 31, 2022	Dec. 11, 2020
Hoya patent dispute
Disclosure of contingent liabilities [line items]
Contingent liabilities, number of patents allegedly infringed		6
Hatch-Waxman patent litigation
Disclosure of contingent liabilities [line items]
Contingent assets, number of patents allegedly infringed	2